Accrued liabilities and other current liabilities	12 Months Ended
Dec. 31, 2023
Accrued liabilities and other current liabilities
Accrued liabilities and other current liabilities

18.  Accrued liabilities and other current liabilities

	December 31,
	2022	2023
	US$	US$

Revenue sharing fees and content costs	106,770	105,961
Salaries and welfare	85,361	82,768
Marketing and promotion expenses	58,600	61,197
Value added taxes and other taxes payable	160,257	199,170
Bandwidth costs	20,171	18,300
Consideration received related to disposal of YY Live (Note 3)	1,861,299	1,859,699
Others	67,544	54,094

Total	2,360,002	2,381,189